Securities	12 Months Ended
Dec. 31, 2023
Securities
Securities

Note 6. Securities

As at December 31:	2023	2022
Short-term securities
Equity securities at FVTPL, publicly traded	$2,798	$1,598
Investment funds at FVTPL, unlisted	—	1,675
Debt securities at FVTPL, unlisted	—	774
Debt securities at FVTOCI, publicly traded	10,160	26,246
	$12,958	$30,293
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$2,966	$2,435

Investment funds comprise capital provision investments which are financial assets measured at FVTPL. They are related to the provision of capital in connection with litigation finance and represent the Group’s contributions plus or minus fair valuation adjustments.

Debt securities at FVTOCI included sovereign bonds issued by a European government of $9,840 and $9,388 respectively, as at December 31, 2023 and 2022, which represented 76% and 31%, respectively, of total short-term securities. Sovereign bonds issued by another European government of $nil and $16,541, respectively, as at December 31, 2023 and 2022, represented 0% and 55%, respectively, of total short-term securities.